PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 48,546,000,000
Ending balance	50,847,000,000	$ 48,546,000,000
Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,336,000,000
Ending balance	8,468,000,000	8,336,000,000
Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17,671,000,000
Ending balance	15,683,000,000	17,671,000,000
Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,700,000,000
Ending balance	14,831,000,000	14,700,000,000
Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,839,000,000
Ending balance	11,865,000,000	7,839,000,000
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	51,634,000,000	39,478,000,000
Additions, net of disposals	3,456,000,000	1,795,000,000
Assets held by subsidiaries disposed during the period	(141,000,000)	(104,000,000)
Non-cash additions (disposals)	(578,000,000)	787,000,000
Acquisitions through business combinations	4,141,000,000	8,964,000,000
Assets reclassified as held for sale	(1,867,000,000)
Net foreign currency exchange differences	(1,945,000,000)	714,000,000
Ending balance	54,700,000,000	51,634,000,000
Gross Carrying Amount: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,263,000,000	7,277,000,000
Additions, net of disposals	480,000,000	519,000,000
Assets held by subsidiaries disposed during the period	0	0
Non-cash additions (disposals)	92,000,000	28,000,000
Acquisitions through business combinations	0	118,000,000
Assets reclassified as held for sale	0
Net foreign currency exchange differences	(268,000,000)	321,000,000
Ending balance	8,567,000,000	8,263,000,000
Gross Carrying Amount: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	18,880,000,000	9,337,000,000
Additions, net of disposals	1,229,000,000	591,000,000
Assets held by subsidiaries disposed during the period	(141,000,000)	(59,000,000)
Non-cash additions (disposals)	(221,000,000)	74,000,000
Acquisitions through business combinations	0	8,811,000,000
Assets reclassified as held for sale	(1,867,000,000)
Net foreign currency exchange differences	(306,000,000)	126,000,000
Ending balance	17,574,000,000	18,880,000,000
Gross Carrying Amount: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15,405,000,000	14,679,000,000
Additions, net of disposals	626,000,000	459,000,000
Assets held by subsidiaries disposed during the period	0	(45,000,000)
Non-cash additions (disposals)	(146,000,000)	(7,000,000)
Acquisitions through business combinations	0	0
Assets reclassified as held for sale	0
Net foreign currency exchange differences	(1,141,000,000)	319,000,000
Ending balance	14,744,000,000	15,405,000,000
Gross Carrying Amount: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,086,000,000	8,185,000,000
Additions, net of disposals	1,121,000,000	226,000,000
Assets held by subsidiaries disposed during the period		0
Non-cash additions (disposals)	(303,000,000)	692,000,000
Acquisitions through business combinations	4,141,000,000	35,000,000
Assets reclassified as held for sale	0
Net foreign currency exchange differences	(230,000,000)	(52,000,000)
Ending balance	13,815,000,000	9,086,000,000
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(7,223,000,000)	(5,396,000,000)
Assets held by subsidiaries disposed during the period	38,000,000	(17,000,000)
Non-cash additions (disposals)	187,000,000	184,000,000
Assets reclassified as held for sale	92,000,000
Net foreign currency exchange differences	351,000,000	(132,000,000)
Depreciation expense	(2,820,000,000)	(1,969,000,000)
Disposals	115,000,000	73,000,000
Ending balance	(9,260,000,000)	(7,223,000,000)
Accumulated depreciation: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,834,000,000)	(1,454,000,000)
Assets held by subsidiaries disposed during the period	0	0
Non-cash additions (disposals)	35,000,000	19,000,000
Assets reclassified as held for sale	0
Net foreign currency exchange differences	70,000,000	(60,000,000)
Depreciation expense	(413,000,000)	(392,000,000)
Disposals	74,000,000	53,000,000
Ending balance	(2,068,000,000)	(1,834,000,000)
Accumulated depreciation: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,604,000,000)	(2,040,000,000)
Assets held by subsidiaries disposed during the period	38,000,000	(17,000,000)
Non-cash additions (disposals)	39,000,000	45,000,000
Assets reclassified as held for sale	92,000,000
Net foreign currency exchange differences	128,000,000	(45,000,000)
Depreciation expense	(1,003,000,000)	(601,000,000)
Disposals	26,000,000	20,000,000
Ending balance	(3,284,000,000)	(2,604,000,000)
Accumulated depreciation: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,538,000,000)	(982,000,000)
Assets held by subsidiaries disposed during the period	0	0
Non-cash additions (disposals)	101,000,000	30,000,000
Assets reclassified as held for sale	0
Net foreign currency exchange differences	120,000,000	(29,000,000)
Depreciation expense	(629,000,000)	(557,000,000)
Disposals	0	0
Ending balance	(1,946,000,000)	(1,538,000,000)
Accumulated depreciation: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,247,000,000)	(920,000,000)
Assets held by subsidiaries disposed during the period	0	0
Non-cash additions (disposals)	12,000,000	90,000,000
Assets reclassified as held for sale	0
Net foreign currency exchange differences	33,000,000
Depreciation expense	(775,000,000)	(419,000,000)
Disposals	15,000,000	0
Ending balance	(1,962,000,000)	(1,247,000,000)
Accumulated depreciation: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Net foreign currency exchange differences		2,000,000
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,135,000,000	3,209,000,000
Assets held by subsidiaries disposed during the period	(1,000,000)
Net foreign currency exchange differences	(154,000,000)	141,000,000
Fair value adjustments	1,427,000,000	785,000,000
Ending balance	5,407,000,000	4,135,000,000
Accumulated fair value adjustments: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,907,000,000	1,639,000,000
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	(57,000,000)	125,000,000
Fair value adjustments	119,000,000	143,000,000
Ending balance	1,969,000,000	1,907,000,000
Accumulated fair value adjustments: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,395,000,000	1,048,000,000
Assets held by subsidiaries disposed during the period	(1,000,000)
Net foreign currency exchange differences	(93,000,000)	17,000,000
Fair value adjustments	92,000,000	330,000,000
Ending balance	1,393,000,000	1,395,000,000
Accumulated fair value adjustments: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	833,000,000	522,000,000
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	(4,000,000)	(1,000,000)
Fair value adjustments	1,204,000,000	312,000,000
Ending balance	2,033,000,000	833,000,000
Accumulated fair value adjustments: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	0	0
Fair value adjustments	12,000,000	0
Ending balance	$ 12,000,000	$ 0